CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 22,652,885	$ 19,972,239
Costs and expenses:
Cost of revenues	16,706,177	14,934,962
Selling, general and administrative expenses	15,145,429	12,320,295
Loss on impairment	2,403,628	181,853
Total costs and expenses	34,255,234	27,437,110
Loss from operations	(11,602,349)	(7,464,871)
Other income (expense):
Interest expense	(2,714,048)	(1,431,354)
Loss on extinguishment of debt	(1,645,443)	(370,320)
Gain on extinguishment of debt	2,257,638	0
Change in fair value of convertible debt	(1,707,747)	25,446
Change in fair value of contingent consideration	(59,723)	0
Change in fair value of derivative liabilities	(187,428)	0
Change in fair value of forward purchase agreement	(8,254,390)	0
Day one gain on issuance of SEPA	134,886	0
Gain on forward purchase agreement modification	1,453,891	0
Loss on forward purchase agreement modification	(266,655)	0
Other expense	(34,413)	0
Other income	117,573	42,245
Total other income (expense), net	(10,905,859)	(1,733,983)
Net loss	(22,508,208)	(9,198,854)
Less: net income (loss) attributable to noncontrolling interests	57,540	(49,188)
Net loss attributable to ConnectM Technology Solutions, Inc.	(22,565,748)	(9,149,666)
Other comprehensive income (loss):
Foreign currency translation adjustments	51,383	97,613
Comprehensive income/(loss) before noncontrolling interests	(22,514,365)	(9,052,053)
Less: comprehensive loss (income) attributable to noncontrolling interests	57,540	(49,188)
Comprehensive Income/(loss) attributable to ConnectM Technology Solutions, Inc.	$ (22,571,905)	$ (9,002,865)
Weighted average shares outstanding of Common Stock, basic (in shares)	19,071,591	13,338,250
Weighted average shares outstanding of Common Stock, diluted ( in shares)	19,071,591	13,338,250
Basic net loss per share, Common Stock ( in dollars per share)	$ (1.18)	$ (0.69)
Diluted net loss per share, Common Stock ( in dollars per share)	$ (1.18)	$ (0.69)